UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	December 31, 1999

Check here if Amendment [ ]; Amendment Number: _____
	This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Mark Robinson
Address:		2325-A Coit Road
			Plano, Texas 75075

Form 13F File Number:	28-801-18198

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark Robinson
Title:		Investment Officer
Phone:		972-985-7162

Signature, Place, and Date of Signing:

________________________	________________		________
	[Signature]			[City, State]			[Date]

Report Type (Check only one):

[ ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager
	reported in this report.)

[ ]	13F NOTICE (Check here if no holdings are in this report, and all holdings are
	reported by other reporting manager(s).)


Report Summary:

Number of Other Included Managers:	___0___

Form 13F Information Table Entry Total:	____42_____

Form 13F Information Table Value Total:	_77,698,028.20_
						(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	NONE


Name of Issuer	Title of Class	Cusip	Market Value	Shares	SH/PRN	Investment Discretion	Sole Voting Authority

Abercrombie & Fitch	COM	2896207	"808,524.50"	"30,296.00"	SH 	SOLE	Yes
Alcoa	COM	13817101	"2,727,795.00"	"32,865.00"	SH 	SOLE	Yes
Alliant Energy	COM	18802108	"370,260.00"	"13,464.00"	SH 	SOLE	Yes
American Express	COM	25816109	"3,094,352.70"	"18,612.65"	SH 	SOLE	Yes
Brinker Intl	COM	109641100	"1,486,220.62"	"61,605.00"	SH 	SOLE	Yes
Charles Schwab	COM	808513105	"3,600,969.75"	"94,143.00"	SH 	SOLE	Yes
Cisco Systems	COM	17275R102	"3,765,122.37"	"35,147.00"	SH 	SOLE	Yes
Citigroup	COM	172967101	"1,839,024.00"	"33,024.00"	SH 	SOLE	Yes
Claire's Stores	COM	179584107	"713,426.87"	"31,885.00"	SH 	SOLE	Yes
Coca Cola	COM	191216100	"1,785,479.00"	"30,652.00"	SH 	SOLE	Yes
Concord EFS	COM	206197105	"1,526,460.00"	"59,280.00"	SH 	SOLE	Yes
Costco Wholesale	COM	22160K105	"2,251,137.50"	"24,670.00"	SH 	SOLE	Yes
Dell Computer	COM	247025109	"2,449,734.00"	"48,034.00"	SH 	SOLE	Yes
EMC	COM	268648102	"3,870,290.50"	"35,426.00"	SH 	SOLE	Yes
Emerson Electric	COM	291011104	"802,217.25"	"13,982.00"	SH 	SOLE	Yes
Exxon Mobil	COM	316390699	"380,093.84"	"4,718.00"	SH 	SOLE	Yes
FedEx	COM	31304N107	"1,739,966.56"	"42,503.00"	SH 	SOLE	Yes
Gannett	COM	364730101	"1,209,979.69"	"14,835.00"	SH 	SOLE	Yes
Gap	COM	364760108	"2,295,952.00"	"49,912.00"	SH 	SOLE	Yes
Home Depot	COM	437076102	"2,667,637.09"	"38,801.99"	SH 	SOLE	Yes
Honeywell	COM	438516106	"1,807,637.81"	"31,335.00"	SH 	SOLE	Yes
Ingersoll-Rand	COM	456866102	"1,179,438.75"	"21,420.00"	SH 	SOLE	Yes
Interpublic Grp	COM	460690100	"2,220,968.75"	"38,500.00"	SH 	SOLE	Yes
Juniper Networks	COM	48203R104	"462,740.00"	"1,361.00"	SH 	SOLE	Yes
Level 3 Communications	COM	52729N100	"469,553.12"	"5,735.00"	SH 	SOLE	Yes
Martin Marietta Matrls	COM	573284106	"1,432,991.00"	"34,951.00"	SH 	SOLE	Yes
Maytag	COM	578592107	"1,111,615.30"	"23,158.65"	SH 	SOLE	Yes
Microsoft	COM	594918104	"576,628.25"	"4,939.00"	SH 	SOLE	Yes
NIKE	COM	654106103	"1,328,770.62"	"26,810.00"	SH 	SOLE	Yes
Nokia ADR	COM	654902204	"5,609,786.06"	"29,361.00"	SH 	SOLE	Yes
Northwest Nat Gas	COM	667655104	"439,035.19"	"20,013.00"	SH 	SOLE	Yes
Perot Systems	COM	714265105	"713,569.37"	"37,805.00"	SH 	SOLE	Yes
Schlumberger	COM	806857108	"2,310,105.00"	"41,160.00"	SH 	SOLE	Yes
Southwest Airlines	COM	844741108	"2,104,370.02"	"130,503.57"	SH 	SOLE	Yes
Sun Microsystems	COM	866810104	"2,865,342.37"	"37,002.00"	SH 	SOLE	Yes
Texas Instruments	COM	882508104	"3,042,044.87"	"31,483.00"	SH 	SOLE	Yes
Transocean Sedco	COM	G90078109	"266,011.86"	"7,896.46"	SH 	SOLE	Yes
Tribune	COM	896047107	"1,977,734.87"	"35,918.00"	SH 	SOLE	Yes
Universal Forest Prods.	COM	913543104	"1,427,357.50"	"96,770.00"	SH 	SOLE	Yes
Vodafone Airtouch ADR	COM	92857T107	"2,202,255.00"	"44,490.00"	SH 	SOLE	Yes
Walt Disney	COM	254687106	"1,357,053.75"	"46,395.00"	SH 	SOLE	Yes
Wells Fargo	COM	949746101	"1,468,204.75"	"36,308.00"	SH 	SOLE	Yes
Yahoo!	COM	984332106	"1,940,170.75"	"4,484.00"	SH 	SOLE	Yes

TOTAL			"77,698,028.20"